COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2012
Comparative Figures Disclosure [Abstract]
Comparative Figures Disclosure [Text Block]	14. COMPARATIVE FIGURES Certain of comparative figures have been reclassified to conform with the presentation adopted in the current period.